Scope of Consolidation, Subsidiaries and Other Equity Investments - Other Equity Investments (Details)	12 Months Ended
Dec. 31, 2019
China DataCom Corporation Limited, Guangzhou, China
SUBSIDIARIES
Ownership	28.30%
Convercent, Inc., Denver, CO, United States
SUBSIDIARIES
Ownership	37.12%
Procurement Negocios Eletronicos S/A, Rio de Janeiro, Brazil
SUBSIDIARIES
Ownership	17.00%
Visage Mobile, Inc., Milwaukee, WI, United States
SUBSIDIARIES
Ownership	4.50%